Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock [Member]
Numerator:
Allocation of net loss	$ (4,486,728)	$ (437,007)
Denominator:
Basic weighted average share outstanding	1,956,836	920,538
Diluted weighted average share outstanding	1,956,836	920,538
Basic net loss per common share	$ (2.29)	$ (0.47)
Diluted net loss per common share	$ (2.29)	$ (0.47)
Class B Common Stock [Member]
Numerator:
Allocation of net loss	$ (47,033)
Denominator:
Basic weighted average share outstanding	20,513
Diluted weighted average share outstanding	20,513
Basic net loss per common share	$ (2.29)
Diluted net loss per common share	$ (2.29)